Intangible assets - Schedule of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	€ 25,567	€ 28,711
Additions	2,579	85
Amortization charge	(2,958)	(3,262)
Disposals		0
Exchange rate differences	71	33
Intangible assets other than goodwill, ending balance	25,258	25,567
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	94,244
Intangible assets other than goodwill, ending balance	96,516	94,244
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(68,677)
Intangible assets other than goodwill, ending balance	(71,258)	(68,677)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	255	585
Additions	79	85
Amortization charge	(126)	(420)
Disposals		0
Exchange rate differences	(2)	4
Intangible assets other than goodwill, ending balance	205	255
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	6,368
Intangible assets other than goodwill, ending balance	5,823	6,368
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(6,113)
Intangible assets other than goodwill, ending balance	(5,618)	(6,113)
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	24,073	26,731
Additions	2,500	0
Amortization charge	(2,687)	(2,683)
Disposals		0
Exchange rate differences	62	24
Intangible assets other than goodwill, ending balance	23,948	24,073
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	80,562
Intangible assets other than goodwill, ending balance	83,349	80,562
Acquired R&D technology and projects | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(56,489)
Intangible assets other than goodwill, ending balance	(59,400)	(56,489)
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	1,239	1,394
Additions	0	0
Amortization charge	(145)	(160)
Disposals		0
Exchange rate differences	11	4
Intangible assets other than goodwill, ending balance	1,104	1,239
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	7,314
Intangible assets other than goodwill, ending balance	7,345	7,314
Development costs | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(6,075)
Intangible assets other than goodwill, ending balance	(6,240)	(6,075)
Intangible assets in the course of construction
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0	0
Additions	0	0
Amortization charge	0	0
Disposals		0
Exchange rate differences	0	0
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	€ 0	€ 0